HEDGE ACCOUNTING - Cash flow hedges (Details) $ in Millions	Dec. 31, 2020 COP ($) item	Dec. 31, 2019 COP ($) item
Disclosure of detailed information about hedges [line items]
Fair value	$ (156,220)	$ (166,598)
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Income in U.S. dollars forecasted	$ 187,128	$ 92,611
Notional amount contracts forward U.S. dollars | item	187,128	92,611
% hedged	100.00%	100.00%
Fair value	$ (4,345)	$ (874)
# of contracts | item	144	158